COLUMBIA FUNDS SERIES TRUST I

225 Franklin Street

Boston, MA 02110

September 3, 2019

VIA EDGAR

Mr. Mark Cowan

U.S. Securities and Exchange Commission

Division of Investment Management, Disclosure Review Office

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Series Trust I (the Registrant)

Columbia Bond Fund

Columbia Corporate Income Fund

Columbia Multi-Asset Income Fund

Columbia Small Cap Value Fund I

Columbia Total Return Bond Fund

Columbia U.S. Treasury Index Fund

Multi-Manager Directional Alternative Strategies Fund

Post-Effective Amendment No. 356

File Nos. 002-99356 /811-04367

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 356 (Amendment). This Amendment was filed electronically on August 27, 2019.

If you have any questions, please contact either me at (212) 850-1703 or Teresa Lirio at (617) 385-9537.

Sincerely,

/s/ Joseph D’Alessandro
Joseph D’Alessandro Assistant Secretary
Columbia Funds Series Trust I